Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2014	2013

Current	$2,027	$2,055
Deferred	285	200

Totals	$2,312	$2,255

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(In thousands)	2014	2013

Provision at federal statutory tax rate	$2,692	$2,496
State income tax-net of federal tax benefit	170	188
Change in state statutory tax rate	15	26
Tax-exempt interest income	(422)	(402)
Increase in cash value of life insurance	(95)	(54)
Captive insurance net premiums	(57)	0
Other	9	1

Totals	$2,312	$2,255

Effective tax rate	29.2%	30.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In thousands)	2014	2013

Deferred tax assets (liabilities):
Deferred compensation plans	$92	$102
Allowance for loan losses	1,679	1,661
Accrued early retirement	18	32
Other	157	157
Unrealized loss on securities available for sale	0	443
Deferred tax assets	1,946	2,395

Depreciation	(647)	(664)
Deferred loan fees and costs	(171)	(86)
FHLB stock dividends	(98)	(99)
Prepaid expenses	(231)	0
Unrealized gain on securities available for sale	(434)	0
Deferred tax liabilities	(1,581)	(849)

Net deferred tax asset	$365	$1,546